Other Equity Items - Summary of Other Equity Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance		$ 65,120,458	$ 69,529,225	$ 70,773,742
Changes in fair value of financial instruments
Changes in fair value of financial instruments, pretax	$ 15,694	465,175	(1,469,105)	(549,845)
Change in fair value of financial instruments, tax		(49,661)	262,359	19,610
Share of other comprehensive income of associates
Share of other comprehensive income of associates, pretax	14,135	418,944	(121,957)	0
Differences in translation - equity method investments
Differences in translation- equity method investments, pretax	(7,636)	(226,323)	(908,801)	(227,905)
Differences in translation- equity method investments, tax		(194)	570	634
Remeasurements of post-employment benefit obligations
Remeasurements of post-employment benefit obligations, pretax	359	10,647	(177,806)	(179,842)
Remeasurements of post-employment benefit obligations, tax		(1,810)	30,227	30,572
Ending balance	$ 2,274,563	67,418,035	65,120,458	69,529,225
Other comprehensive income, unrealized gain on valuation of available-for-sale financial assets [member]
Beginning balance		1,822,158	3,139,880	3,670,115
Changes in fair value of financial instruments
Changes in fair value of financial instruments, pretax		519,549	(1,229,348)	(2,406,287)
Change in fair value of financial instruments, tax		(63,395)	242,555	19,610
Recognition of changes in fair value of financial instruments in profit or loss
Recognition of changes in fair value of financial instruments in profit or loss, pretax		(54,374)	(239,757)	1,856,442
Recognition of changes in fair value of financial instruments in profit or loss, tax		13,734	19,804	0
Share of other comprehensive income of associates
Share of other comprehensive income of associates, pretax		418,944	(121,957)	0
Share of other comprehensive income of associates, tax		(37,721)	10,981	0
Remeasurements of post-employment benefit obligations
Ending balance		2,618,895	1,822,158	3,139,880
Other comprehensive income, exchange difference on translation of foreign financial statements [member]
Beginning balance		(415,249)	492,982	720,253
Differences in translation - equity method investments
Differences in translation- equity method investments, pretax		(227,787)	(908,801)	(223,940)
Differences in translation- equity method investments, tax		111	570	(40)
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method, pretax		1,464	0	(3,965)
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method, tax		(305)	0	674
Remeasurements of post-employment benefit obligations
Ending balance		(641,766)	(415,249)	492,982
Other comprehensive income, remeasurements of post-employment benefit obligations [member]
Beginning balance		(273,510)	(125,931)	23,339
Changes in fair value of financial instruments
Changes in fair value of financial instruments, pretax		0	0	0
Change in fair value of financial instruments, tax		0	0	0
Recognition of changes in fair value of financial instruments in profit or loss
Recognition of changes in fair value of financial instruments in profit or loss, pretax		0	0	0
Recognition of changes in fair value of financial instruments in profit or loss, tax		0	0	0
Share of other comprehensive income of associates
Share of other comprehensive income of associates, pretax		0	0	0
Share of other comprehensive income of associates, tax		0	0	0
Differences in translation - equity method investments
Differences in translation- equity method investments, pretax		0	0	0
Differences in translation- equity method investments, tax		0	0	0
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method, pretax		0	0	0
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method, tax		0	0	0
Remeasurements of post-employment benefit obligations
Remeasurements of post-employment benefit obligations, pretax		10,647	(177,806)	(179,842)
Remeasurements of post-employment benefit obligations, tax		(1,810)	30,227	30,572
Ending balance		$ (264,673)	$ (273,510)	$ (125,931)